Schedule of Investments (unaudited) October 31, 2020	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Michigan — 135.8%

Corporate — 3.5%
Monroe County Economic Development Corp., Refunding RB, Series AA, (NPFGC), 6.95%, 09/01/22	$14,500	$16,233,620

County/City/Special District/School District — 27.5%
Anchor Bay School District, Refunding GO(a) (Q-SBLF), 4.38%, 05/01/21	1,600	1,632,944
(Q-SBLF), 4.50%, 05/01/21	1,505	1,536,921
Battle Creek School District, Refunding GO, (Q-SBLF), 5.00%, 05/01/37	1,170	1,391,469
Berkley School District, GO, (Q-SBLF), 5.00%, 05/01/35	2,965	3,438,866
Byron Center Public Schools, GO
Series I, (Q-SBLF), 5.00%, 05/01/43	4,475	5,299,161
Series I, (Q-SBLF), 5.00%, 05/01/47	740	867,206
Columbia School District, GO, (Q-SBLF), 5.00%, 05/01/38	5,185	5,751,046
Comstock Park Public Schools, GO, Series B, (Q-SBLF), 5.50%, 05/01/21(a)	3,385	3,473,518
County of Saginaw Michigan, GO, 4.00%, 11/01/42	2,000	2,234,900
Dearborn Brownfield Redevelopment Authority, GO, Series A, (AGC), 5.50%, 05/01/39	5,300	5,319,027
Dearborn School District, GO
Series A, (Q-SBLF), 5.00%, 05/01/32	1,500	1,683,420
Series A, (Q-SBLF), 5.00%, 05/01/33	1,600	1,793,840
Series A, (Q-SBLF), 5.00%, 05/01/34	1,200	1,344,060
Dowagiac Union School District, GO, (Q-SBLF), 5.00% 05/01/41	1,140	1,330,517
East Lansing School District, GO, Series I, (Q-SBLF), 5.00%, 05/01/42	1,000	1,185,530
Farmington Public School District, Refunding GO (AGM), 5.00%, 05/01/33	1,500	1,774,635
(AGM), 5.00%, 05/01/34	1,500	1,770,435
(AGM), 5.00%, 05/01/35	1,000	1,177,330
Fraser Public School District, Refunding GO (Q-SBLF), 5.00%, 05/01/43	2,000	2,367,600
(Q-SBLF), 5.00%, 05/01/47	3,225	3,778,152
Gibraltar School District, GO, (Q-SBLF), 5.00%, 05/01/36	750	930,158
Goodrich Area School District, GO, (Q-SBLF), 5.50%, 05/01/21(a)	4,035	4,136,953
Grandville Public Schools, GO
Series I, (AGM), 4.00%, 05/01/38	910	1,076,275
Series II, (AGM), 5.00%, 05/01/40	3,250	3,762,427
Gull Lake Community School District, GO, Series I, (Q-SBLF), 5.00%, 05/01/45	4,000	4,857,840
Hudsonville Public Schools, GO
Series I, (Q-SBLF), 4.00%, 05/01/43	1,875	2,184,338
Series I, (Q-SBLF), 4.00%, 05/01/44	1,950	2,265,218
Series I, (Q-SBLF), 4.00%, 05/01/45	2,040	2,363,952
Jackson Public Schools, GO, (Q-SBLF), 5.00%, 05/01/42	4,000	4,889,640
Kentwood Public Schools, GO
5.00%, 05/01/41	1,120	1,315,899
5.00%, 05/01/44	1,815	2,120,519
Livonia Public Schools, GO, Series I, (AGM), 5.00%, 05/01/23(a)	5,000	5,589,750

Security	Par (000)	Value

County/City/Special District/School District (continued)
Mattawan Consolidated School District, GO, Series I, (Q-SBLF), 5.00%, 05/01/39	$3,375	$3,885,941
Michigan Finance Authority, RB
5.00%, 11/01/34	215	260,769
5.00%, 11/01/38	2,500	2,990,350
5.00%, 11/01/43	4,000	4,737,320
Series H-1, 5.00%, 10/01/24(a)	5,400	6,182,298
Mona Shores Public Schools, GO
Series I, (Q-SBLF), 5.00%, 05/01/42	1,000	1,249,880
Series I, (Q-SBLF), 5.00%, 05/01/43	1,025	1,277,929
Series I, (Q-SBLF), 5.00%, 05/01/44	1,525	1,896,444
Swartz Creek Community Schools, GO, (Q-SBLF), 5.00%, 05/01/44	4,270	5,248,855
Troy School District, GO, (Q-SBLF), 5.00%, 05/01/28	2,000	2,253,880
Walled Lake Consolidated School District, GO (Q-SBLF), 5.00%, 05/01/37	2,850	3,179,089
(Q-SBLF), 5.00%, 05/01/40	2,630	2,924,613
(Q-SBLF), 5.00%, 05/01/43	1,530	1,697,581
Zeeland Public Schools, GO
Series A, (AGM), 5.00%, 05/01/25(a)	2,000	2,414,560
Series A, (AGM), 5.00%, 05/01/33	1,000	1,169,220

		126,012,275

Education — 27.2%
Grand Valley State University, RB, 5.00%, 12/01/43	1,600	1,919,424
Lake Superior State University, RB, (AGM), 5.00%, 01/15/48	3,750	4,321,312
Michigan Finance Authority, Refunding RB
4.00%, 02/01/29	700	716,590
5.00%, 02/01/33	830	892,217
4.00%, 12/01/33	1,720	1,767,094
5.00%, 12/01/36	1,550	1,648,022
5.00%, 12/01/40	2,900	3,054,222
5.00%, 12/01/45	4,400	4,564,560
Series 25-A, AMT, 4.00%, 11/01/29	5,900	6,169,158
Series 25-A, AMT, 4.00%, 11/01/30	2,850	2,978,221
Series 25-A, AMT, 4.00%, 11/01/31	3,150	3,285,891
Michigan State University Refunding RB, Series A, 5.00%, 08/15/38	10,000	11,092,300
Michigan Technological University, RB, Series A, 5.00%, 10/01/45	1,800	2,040,552
Oakland University, RB
5.00%, 03/01/32	400	419,140
5.00%, 03/01/41	3,635	4,208,821
Series A, 5.00%, 03/01/38	5,490	5,890,276
Series A, 5.00%, 03/01/43	16,845	17,969,909
University of Michigan, RB, Series A, 5.00%, 04/01/39	3,425	3,894,636
Wayne State University, RB, Series A, 5.00%, 11/15/40	13,000	14,446,250
Western Michigan University, Refunding RB
(AGM), 5.25%, 11/15/33	1,000	1,118,990
(AGM), 5.00%, 11/15/39	1,750	1,929,428
5.25%, 11/15/40	3,500	3,643,045
5.25%, 11/15/43	8,475	9,393,351
5.00%, 11/15/44	5,650	6,854,749
5.00%, 11/15/49	8,680	10,433,534

		124,651,692

Health — 32.5%
Grand Traverse County Hospital Finance Authority, RB
Series A, 5.00%, 07/01/44	4,230	4,715,477
Series A, 5.00%, 07/01/47	2,200	2,435,664

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Series A, 5.00%, 07/01/49	$2,610	$3,069,386
Series B, 4.00%, 07/01/49	2,000	2,194,140
Kalamazoo Economic Development Corp., Refunding RB
5.00%, 05/15/32	920	1,006,802
5.00%, 05/15/42	425	448,052
Kent Hospital Finance Authority, Refunding RB, Series A, 5.00%, 11/15/21(a)	7,500	7,869,600
Kentwood Economic Development Corp., Refunding RB, 5.00%, 11/15/41	2,335	2,461,790
Michigan Finance Authority Refunding RB
5.00%, 06/01/26(a)	290	362,584
5.00%, 12/01/45	19,445	22,453,336
Michigan Finance Authority, RB
5.00%, 11/15/36	2,500	2,687,250
4.00%, 11/01/46	1,025	1,092,486
Michigan Finance Authority, Refunding RB
5.00%, 12/01/21(a)	16,500	17,348,334
5.00%, 06/01/24(a)	1,500	1,751,055
5.00%, 05/15/32	1,000	1,174,380
5.00%, 11/01/32	4,000	4,331,480
5.00%, 05/15/33	2,000	2,337,820
5.00%, 05/15/34	6,500	7,549,425
5.00%, 05/15/35	4,945	5,709,695
5.00%, 11/15/37	3,000	3,533,010
5.00%, 11/15/41	1,000	1,163,240
5.00%, 11/15/45	3,750	4,174,425
4.00%, 11/15/46	8,500	9,143,195
Michigan State Hospital Finance Authority, Refunding RB
Series A, 5.00%, 06/01/35	2,250	2,393,438
Series C, 4.00%, 12/01/32	5,300	5,578,250
Michigan Strategic Fund, Refunding RB, 5.00%, 11/15/43	1,220	1,280,048
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	27,365	30,467,917

		148,732,279

Housing — 6.8%
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 4.45%, 10/01/34	1,000	1,068,360
Series A, 4.63%, 10/01/39	3,490	3,688,197
Series A, 4.30%, 10/01/40	3,320	3,602,864
Series A, 4.00%, 10/01/43	7,420	8,076,077
Series A, 4.75%, 10/01/44	5,000	5,250,600
AMT, (GNMA), 4.75%, 04/20/37	2,970	2,972,643
Michigan State Housing Development Authority, RB, S/F Housing
Series A, 4.00%, 12/01/44	4,000	4,311,880
Series C, 4.13%, 12/01/38	1,915	2,002,209

		30,972,830

State — 18.3%
Flint Economic Development Corp., RB, 5.25%, 10/01/41	4,950	5,139,189
Michigan Finance Authority, RB Series F, 5.00%, 04/01/31	1,000	1,040,750

Security	Par (000)	Value

State (continued)
Series F, 5.25%, 10/01/41	$8,595	$8,923,501
Michigan State Building Authority, Refunding RB Series I, 5.00%, 04/15/41	4,750	5,903,015
Series I-A, 5.50%, 10/15/21(a)	2,000	2,100,160
Michigan Strategic Fund, RB
Series A, 5.25%, 10/15/40	3,000	3,551,820
AMT, (AGM), 4.25%, 12/31/38	14,000	15,411,340
AMT, 5.00%, 12/31/43	15,000	17,087,550
Michigan Strategic Fund, Refunding RB, 5.25%, 10/15/31	7,000	7,314,930
State of Michigan Trunk Line Revenue, RB
5.00%, 11/15/33	3,000	3,139,410
5.00%, 11/15/36	5,345	5,584,670
Series B, 4.00%, 11/15/45	5,000	5,887,750
State of Michigan, COP, (AMBAC), 0.00%, 06/01/22(b)(c)	3,000	2,973,570

		84,057,655

Tobacco — 1.6%
Michigan Finance Authority, Refunding RB, Series A, Class 1, 4.00%, 06/01/40	1,250	1,415,112
Michigan Finance Authority, Refunding RB, CAB, Series B-2, Class 2, 0.00%, 06/01/65(c)	50,000	5,657,000

		7,072,112

Transportation — 6.0%
Wayne County Airport Authority, ARB
Series A, 5.00%, 12/01/42	1,000	1,163,890
Series D, 5.00%, 12/01/35	3,850	4,461,804
Series D, 5.00%, 12/01/45	7,500	8,431,725
Series B, AMT, 5.00%, 12/01/42	1,000	1,145,660
Series B, AMT, 5.00%, 12/01/47	1,250	1,423,675
Series C, AMT, 5.00%, 12/01/39	1,475	1,639,831
Wayne County Airport Authority, Refunding RB, Series F, AMT, 5.00%, 12/01/34	8,000	9,164,320

		27,430,905

Utilities — 12.4%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(a)	2,655	2,875,604
City of Detroit Michigan Water Supply System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/21(a)	4,325	4,468,893
Series A, Senior Lien, (NPFGC), 5.00%, 07/01/34	10	10,033
City of Grand Rapids Michigan Sanitary Sewer System Revenue, Refunding RB, Series A, (NPFGC), 5.50%, 01/01/22	550	569,338
City of Holland Michigan Electric Revenue, RB, Series A, 5.00%, 07/01/39	10,000	10,284,000
City of Port Huron Michigan Water Supply System Revenue, RB
5.25%, 10/01/31	500	519,805
5.63%, 10/01/40	1,500	1,558,185
Downriver Utility Wastewater Authority, Refunding RB, (AGM), 5.00%, 04/01/43	1,000	1,181,070
Great Lakes Water Authority Water Supply System Revenue, RB, Series B, 2nd Lien, 5.00%, 07/01/46	10,000	11,574,000

2

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Karegnondi Water Authority, Refunding RB
5.00%, 11/01/41	$2,750	$3,270,685
5.00%, 11/01/45	3,000	3,538,290
Lansing Board of Water & Light, RB, Series A, 5.00%, 07/01/21(a)	3,180	3,280,552
Michigan Finance Authority, Refunding RB Series D-1, 5.00%, 07/01/34	2,000	2,349,240
Series D-1, 5.00%, 07/01/35	750	879,045
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/31	1,000	1,146,850
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/32	5,250	6,011,722
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/33	3,000	3,430,020

		56,947,332

Total Municipal Bonds in Michigan		622,110,700

Puerto Rico — 4.3%

State — 4.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	534	559,814
Series A-1, Restructured, 5.00%, 07/01/58	825	877,420
Series A-2, Restructured, 4.33%, 07/01/40	1,109	1,141,527
Series A-2, Restructured, 4.78%, 07/01/58	103	108,139
Series B-1, Restructured, 4.75%, 07/01/53	616	646,110
Series B-1, Restructured, 5.00%, 07/01/58	7,451	7,923,617
Series B-2, Restructured, 4.33%, 07/01/40	5,880	6,050,461
Series B-2, Restructured, 4.78%, 07/01/58	597	626,438
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	6,295	1,810,190

Total Municipal Bonds in Puerto Rico		19,743,716

Total Municipal Bonds — 140.1% (Cost: $600,256,311)		641,854,416

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

Michigan — 17.3%

Education — 10.8%
Eastern Michigan University, RB, 4.00%, 03/01/44	10,000	10,895,200
Michigan Finance Authority, Refunding RB, AMT, Series 25-A, 4.00%, 11/01/28	8,750	9,154,686
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/44(e)	5,750	7,012,698
University of Michigan, Refunding RB, 5.00%, 04/01/46 .	10,000	11,816,402
Wayne State University, RB, Series A, 5.00%, 11/15/43(e)	8,530	10,363,265

		49,242,251

Health — 2.5%
Michigan Finance Authority, RB, Series A, 5.00%, 11/01/44	10,002	11,332,035
Michigan Finance Authority, Refunding RB, 5.00%, 12/01/21(a)	190	199,779

		11,531,814

Security	Par (000)	Value

State — 1.3%
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/45	$5,150	$6,011,132

Utilities — 2.7%
Lansing Board of Water & Light, Refunding RB, Series A, 5.00%, 07/01/44	10,000	12,490,798

Total Municipal Bonds in Michigan		79,275,995

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 17.3% (Cost: $73,831,481)		79,275,995

Total Long-Term Investments — 157.4% (Cost: $674,087,792)		721,130,411

	Shares

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(f)(g)	1,514,209	1,514,361

Total Short-Term Securities — 0.3% (Cost: $1,513,309)		1,514,361

Total Investments — 157.7% (Cost: $675,601,101)		722,644,772

Other Assets Less Liabilities — 1.8%		8,568,389

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.0)%		(41,380,599)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (50.5)%		(231,497,674)

Net Assets Applicable to Common Shares — 100.0%		$458,334,888

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 15, 2026 to February 15, 2027, is $9,881,917.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$3,877,972	$—	$(2,363,438	)(a)	$230	$(403)	$1,514,361	1,514,209	$84	$—

(a)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$641,854,416	$—	$641,854,416
Municipal Bonds Transferred to Tender Option Bond Trusts	—	79,275,995	—	79,275,995
Short-Term Securities
Money Market Funds	1,514,361	—	—	1,514,361

	$1,514,361	$721,130,411	$—	$722,644,772

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(41,362,055)	$—	$(41,362,055)
VRDP Shares at Liquidation Value	—	(231,900,000)	—	(231,900,000)

	$—	$(273,262,055)	$—	$(273,262,055)

4

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

S/F	Single-Family

SCHEDULE OF INVESTMENTS	5